Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets abandoned	$ (11)	$ (19)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Total issued bond value ($ million)	1,000.0		1,000.0
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents	839
Marketable Equity Securities	103
Mandatory convertible bonds	(782)
Option Component Of Convertible Bonds	(88)
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents	839
Marketable Equity Securities	103
Mandatory convertible bonds	(782)
Option Component Of Convertible Bonds	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents	0
Marketable Equity Securities	0
Mandatory convertible bonds	0
Option Component Of Convertible Bonds	(88)
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents	0
Marketable Equity Securities	0
Mandatory convertible bonds	0
Option Component Of Convertible Bonds	0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in associates	(2)
(Losses) Gains on Sales of Assets and Asset Impairment Charges	(13)
Long-lived assets abandoned	(11)
Fair Value, Measurements, Nonrecurring [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-Lived Assets to be Abandoned, Fair Value of Asset	0
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	0
Assets, Fair Value Disclosure, Nonrecurring	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-Lived Assets to be Abandoned, Fair Value of Asset	0
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	0
Assets, Fair Value Disclosure, Nonrecurring	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-Lived Assets to be Abandoned, Fair Value of Asset	0
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	0
Assets, Fair Value Disclosure, Nonrecurring	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-Lived Assets to be Abandoned, Fair Value of Asset	0
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	0
Assets, Fair Value Disclosure, Nonrecurring	0
Convertible Debt [Member]
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)	115.625%
Fair value of bond excluding conversion feature (percent)	103.59%
Fair value of conversion feature (percent)	12.035%
Total issued bond value ($ million)	$ 732.5